Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

6.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of September 30, 2022 and December 31, 2021 consist of the following:

	September 30,	December 31,
	2022	2021
	(unaudited)
Vendor deposits	$554	$267
Prepaid insurance	332	144
Prepaid expenses	2,500	41
Others	78	76
Total prepaid and other current assets	$3,464	$528

Prepaid expenses as of September 30, 2022 consisted of $2,500 prepayment for show car model development.

7.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2021 and 2020 consist of the following:

	December 31,	December 31,
	2021	2020
Prepaid expenses	$41	$360
Vendor deposits	267	223
Prepaid insurance	144	169
Others	76	96
Total prepaid and other current assets	$528	$848